RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 10, 2013	Dec. 31, 2013 Person	Dec. 31, 2012	Dec. 31, 2011 Person
Related Party Transaction [Line Items]
Costs and expenses, related party		$ 0	$ 3,930,000	$ 3,821,000
Number of tankers withdrawn from pool			9
Private equity placement issued amount		172,611,000	75,582,000
Investment in Nordic American Offshore Ltd		64,128,000	0
Warrants received (in shares)		833,333
Warrants exercise price (n dollars per share)		$ 15.00
Percentage of warrants vesting increments (in hundredths)		20.00%
Percentages of increase in volume weighted average price (in hundredths)		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels		2,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase (in hundredths)		25.00%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase (in hundredths)		65.00%
Percentage of NAO's common shares increases, maximum (in hundredths)		65.00%
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)			2.00%
Acquisition of shares in percentage (in hundredths)	100.00%
New amount of management fee due to decrease/increase in the period		150,000		500,000
Previous amount of management fee before decrease/increase in the period		500,000		350,000
Accounts payable			1,500,000
Restricted shares authorized (in shares)				400,000
Individuals in management and board members participating in incentive plan		17		23
Allocated restricted common shares subject to vesting (in shares)		203,000
Restricted shares issued to the Manager (in shares)	174,000
Share-based compensation expense	1,100,000
Former Director [Member]
Related Party Transaction [Line Items]
Accounts payable		5,000	0
Costs and expenses, related party		100,000	100,000	100,000
Advisor to the Chairman [Member]
Related Party Transaction [Line Items]
Accounts payable		10,000	0
Costs and expenses, related party		100,000	100,000	100,000
Orion Tankers Pool [Member]
Related Party Transaction [Line Items]
Number of tankers withdrawn from pool			9
Related party receivable			37,000,000
Initial funding per vessel			200,000
Accounts receivable, net related party			12,900,000
Nordic American Offshore Limited [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Private equity placement issued amount		250,000,000
Investment in Nordic American Offshore Ltd		$ 65,000,000
Private equity placement participation (in hundredths)		26.00%